Basis for consolidation (Details 1) - Toro Participacoes S A [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 07, 2023
IfrsStatementLineItems [Line Items]
Allocated price	R$ 384,065
Shareholders' Equity	127,057
Surplus - Intangible assets (fair value)	72,538
Identified assets	199,595
Goodwill	184,470
Total equity acquired	127,057
Added value of assets	72,538
Goodwill generated in the transaction	184,470
Total net consideration	384,065	R$ 384,065
Brand names [member]
IfrsStatementLineItems [Line Items]
Surplus - Intangible assets (fair value)	37,700
Computer software [member]
IfrsStatementLineItems [Line Items]
Surplus - Intangible assets (fair value)	19,057
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Surplus - Intangible assets (fair value)	12,044
Noncompetition [Member]
IfrsStatementLineItems [Line Items]
Surplus - Intangible assets (fair value)	R$ 3,737